Accrued Expenses and Other Current Liabilities (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accrued Liabilities Current [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities	Accrued expenses and other current liabilities consisted of the following at March 31, 2022 and December 31, 2021:

	March 31, 2022	December 31, 2021
Accrued compensation and benefits	$9,307	$4,773
Accrued sales and use tax	6,459	5,860
Accrued purchases of property and equipment	3,004	3,339
Accrued transaction costs	4,050	3,693
Other	7,279	5,512

Total	$30,099	$23,177

Starry, Inc [Member]
Accrued Liabilities Current [Line Items]
Schedule of Accrued Expenses and Other Current Liabilities
Accrued expenses and other current liabilities consisted of the following at December 31, 2021 and 2020:

	December 31, 2021	December 31, 2020
Accrued compensation and benefits	$4,773	$3,633
Accrued sales and use tax	5,860	3,327
Accrued purchases of property and equipment	3,339	2,257
Accrued transaction costs	3,693	—
Other	5,512	3,856

Total	$23,177	$13,073